LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
LOSS PER SHARE
Schedule of basic and diluted loss per share

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Numerator:
Net loss attributable to Class A and Class B ordinary shareholders for basic and diluted earnings per share	(1,036,086)	(766,643)	(474,547)
Denominator:
Denominator for basic earnings per share:
Weighted average number of Class A and Class B ordinary shares outstanding	53,386,075	54,341,213	56,260,925
Loss per Class A and Class B ordinary share basic and diluted	(19.41)	(14.11)	(8.43)